Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

($ millions)	2023	2022
Exploration and evaluation assets at cost	1,578.6	1,453.4
Accumulated amortization	(971.6)	(1,349.2)
Net carrying amount	607.0	104.2

Reconciliation of movements during the year
Cost, beginning of year	1,453.4	1,613.3
Accumulated amortization, beginning of year	(1,349.2)	(1,564.5)
Net carrying amount, beginning of year	104.2	48.8

Net carrying amount, beginning of year	104.2	48.8
Acquisitions through business combinations	515.2	28.0
Additions	224.8	134.2
Dispositions	(1.9)	(10.9)
Transfers to property, plant and equipment	(204.3)	(80.8)
Amortization	(30.9)	(15.2)
Foreign exchange	(0.1)	0.1
Net carrying amount, end of year	607.0	104.2
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2023 or December 31, 2022.